Schedule of debt continuity (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Balance, beginning of period	$ 174,629	$ 168,328
Issuance of debt	1,127,440	29,447
Scheduled debt repayments	(26,920)	(1,698)
Conversion of debt to shares		(19,456)
Accrued interest	22,039	1,755
Amount reclassified to derivative liability	(441,769)	(623)
Translation adjustment	3,947	(3,124)
Balance, end of period	$ 859,366	$ 174,629